Other commitments and contingencies, concentrations and factors that may affect future operations - Additional Information (Detail)	12 Months Ended		1 Months Ended		12 Months Ended		52 Months Ended		50 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2014 Deferred Prosecution Agreement USD ($)	Mar. 31, 2014 Purchase Commitment JPY (¥)	Mar. 31, 2014 Minimum	Mar. 31, 2014 Maximum	Mar. 31, 2014 Damages from Product Defects LegalMatter	Mar. 31, 2014 Damages from Product Defects US Federal District Court Personal Injury LegalMatter	Mar. 31, 2014 Damages from Product Defects Federal and State LegalMatter
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding for purchase of property, plant and equipment and other assets				¥ 79,294,000,000
Payment guarantee period					1 month	35 years
Guarantee contracts obligations, maximum potential amount of future payments	2,097,151,000,000
Guarantee contracts obligations, liabilities	6,426,000,000
Putative class action case filed							200		20
Other individual cases consolidated into federal suit								500
Pre-tax charges		1,100,000,000
Payment to U.S. government			$ 1,200,000,000
Percentage of material costs from purchases from an affiliated company	10.00%
Expiration date for collective bargaining agreement covering a substantial portion of employees	Dec. 31, 2014